UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
  Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Shares	Security	Value

COMMON STOCKS — 99.5%
Australia — 4.2%
237,514	Foster’s Group Ltd.	$1,066,727
537,054	Telstra Corp., Ltd.	1,579,676
16,500	Woodside Petroleum Ltd.	628,312

	Total Australia	3,274,715

Belgium — 3.3%
63,940	Anheuser-Busch InBev NV	2,544,442
29,440	Anheuser-Busch InBev NV *	126

	Total Belgium	2,544,568

Bermuda — 1.1%
300,600	Yue Yuen Industrial Holdings Ltd.	816,463

Brazil — 0.3%
21,000	Cia Brasileira de Meios de Pagamento *	201,733

Canada — 3.3%
3,500	5N Plus Inc. *	21,033
17,000	Agrium Inc.	780,553
12,900	Barrick Gold Corp.	450,210
15,100	Canadian Natural Resources Ltd.	906,868
49,500	Viterra Inc. *	416,364

	Total Canada	2,575,028

Cayman Islands — 0.1%
45,000	China Shineway Pharmaceutical Group Ltd.	43,838

China — 1.3%
200	Denway Motors Ltd.	99
1,954,000	Shanghai Electric Group Co., Ltd., Class H Shares	1,026,159

	Total China	1,026,258

Finland — 1.3%
76,500	Nokia Oyj, ADR	1,020,510

France — 10.7%
61,300	AXA	1,295,937
29,963	BNP Paribas SA	2,184,807
54,800	France Telecom SA	1,367,883
9,871	Neopost SA	840,778
28,000	Publicis Groupe SA	995,490
800	Séché Environnement	53,418
28,600	Total SA	1,586,388

	Total France	8,324,701

Germany — 8.9%
22,700	BASF SE	1,137,777
28,800	DaimlerChrysler AG, Registered Shares	1,333,082
9,977	Deutsche Bank AG, Registered Shares	645,569
6,600	Linde AG	623,039
28,900	MTU Aero Engines Holding AG	1,050,559
32,600	Rhoen-Klinikum AG	750,537
12,500	Siemens AG, Registered Shares	997,884
23,200	Symrise AG	373,391

	Total Germany	6,911,838

Hong Kong — 5.6%
143,000	Cheung Kong Holdings Ltd.	1,845,149
50,000	Jardine Matheson Holdings Ltd.	1,440,000
234,000	Wharf Holdings Ltd.	1,102,058

	Total Hong Kong	4,387,207

See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

India — 0.7%
18,500	ICICI Bank Ltd., ADR	$579,975

Ireland — 1.9%
187,185	C&C Group PLC	541,688
32,900	Ryanair Holdings PLC, ADR *	931,399

	Total Ireland	1,473,087

Israel — 1.8%
26,900	Teva Pharmaceutical Industries Ltd., ADR	1,434,846

Japan — 14.6%
47,300	Capcom Co., Ltd.	956,534
76,600	Denso Corp.	2,259,718
286	Japan Tobacco Inc.	827,104
24,200	Makita Corp.	600,243
19,200	Nidec Corp.	1,388,147
170	Osaka Securities Exchange Co., Ltd.	762,573
64,000	Ricoh Co., Ltd.	838,968
27,300	Sumitomo Mitsui Financial Group Inc.	1,166,975
36,000	Tokio Marine Holdings Inc.	1,044,910
101	Top REIT Inc.	420,012
17,270	Yamada Denki Co., Ltd.	1,079,090

	Total Japan	11,344,274

Jersey — 1.7%
157,800	Experian PLC	1,301,895

Mexico — 0.9%
39,900	Grupo Televisa SA, ADR	721,791

Netherlands — 5.6%
14,800	Akzo Nobel NV	812,172
9,300	Nutreco Holding NV	399,651
72,278	Royal Dutch Shell PLC, Class A Shares	1,899,981
45,746	Unilever NV, CVA	1,250,137

	Total Netherlands	4,361,941

Norway — 1.2%
152,301	Norsk Hydro ASA *	894,799

Singapore — 1.7%
128,000	DBS Group Holdings Ltd.	1,234,764
20,000	Haw Par Corp., Ltd.	70,890

	Total Singapore	1,305,654

South Korea — 2.4%
87,300	LG Display Co., Ltd., ADR	1,261,485
6,000	POSCO, ADR	606,420

	Total South Korea	1,867,905

Spain — 2.6%
139,200	Banco Santander Central Hispano SA	2,016,114
2,800	Clinica Baviera SA *	27,382

	Total Spain	2,043,496

Sweden — 0.7%
34,675	AB SKF, Class B Shares	519,921

Switzerland — 9.0%
20,900	Credit Suisse Group AG, Registered Shares	988,249
9,400	Lonza Group AG, Registered Shares	932,079
29,400	Nestle SA, Registered Shares	1,210,685
27,828	Nobel Biocare Holding AG, Registered Shares	661,306
See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Switzerland — 9.0% (continued)
18,300	Novartis AG, Registered Shares	$838,579
6,953	Roche Holding AG	1,096,985
84,938	UBS AG, Registered Shares *	1,241,463

	Total Switzerland	6,969,346

United Kingdom — 14.6%
35,800	Amdocs Ltd. *	856,336
34,200	Anglo American PLC	1,102,365
123,515	Barclays PLC	623,591
51,600	BG Group PLC	860,909
23,400	Carnival PLC*	681,561
102,100	Halfords Group PLC	593,400
180,900	Home Retail Group PLC	948,660
211,839	HSBC Holdings PLC	2,143,097
31,700	Intertek Group PLC	550,069
26,800	Lonmin PLC *	618,117
110,000	Persimmon PLC	827,158
744,450	Vodafone Group PLC	1,525,535

	Total United Kingdom	11,330,798

	TOTAL COMMON STOCKS (Cost — $75,071,979)	77,276,587

RIGHTS — 0.1%
Belgium — 0.0%
47,500	Fortis, Expires 7/4/14 (a)(b)*	0

Germany — 0.1%
32,600	Rhoen-Klinikum AG, Expires 8/4/09 *	41,314

	TOTAL RIGHTS (Cost — $0)	41,314

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $75,071,979)	77,317,901

Face
Amount

SHORT-TERM INVESTMENT † — 0.7%
Repurchase Agreement — 0.7%
$556,000	State Street Bank & Trust Co., repurchase agreement dated 7/31/09, 0.010% due 8/3/09; Proceeds due at maturity — $556,000; (Fully collateralized by U.S. Treasury Notes, 3.125% due 9/30/13; Market value — $569,471) (Cost — $556,000)	556,000

	TOTAL INVESTMENTS — 100.3% (Cost — $75,627,979#)	77,873,901
	Liabilities in Excess of Other Assets — (0.3)%	(234,222)

	TOTAL NET ASSETS — 100.0%	$77,639,679

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

          Abbreviations used in this schedule:
          ADR — American Depositary Receipt
          CVA — Certificaaten van aandelen (Share Certificates)
See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Summary of Investments by Sector **

Financials	24.8%
Consumer Discretionary	13.9
Consumer Staples	10.6
Industrials	10.2
Materials	9.5
Information Technology	9.5
Energy	7.6
Health Care	7.5
Telecommunication Services	5.7
Short-Term Investment	0.7

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of July 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL

Long-term investments:
Common stocks:
Consumer discretionary	$10,856,755	—	—	$10,856,755
Consumer staples	8,256,924	—	—	8,256,924
Energy	5,882,458	—	—	5,882,458
Financials	19,295,243	—	—	19,295,243
Health care	5,785,552	—	—	5,785,552
Industrials	7,942,194	—	—	7,942,194
Information technology	7,385,524	—	—	7,385,524

Notes to Schedule of Investments (unaudited) (continued)

		OTHER
		SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL

Materials	$7,398,843	—	—	$7,398,843
Telecommunication services	4,473,094	—	—	4,473,094
Rights	41,314	—	$0 *	41,314

Total long-term investments	77,317,901	—	0 *	77,317,901

Short-term investment†	—	$556,000	—	556,000

Total investments	$77,317,901	$556,000	$0 *	$77,873,901

*	Amount represents less than $1.

†	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	RIGHTS

Balance as of October 31, 2008	$0	*
Accrued premium/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation/depreciation	0	*[1]
Net purchases/(sales)	—
Net transfers in and/or out of Level 3	—

Balance as of July 31, 2009	$0	*

Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009	$0	*[1]

*	Amount represents less than $1.
[1]	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,582,749
Gross unrealized depreciation	(6,336,827)

Net unrealized appreciation	$2,245,922

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 28, 2009